Earnings/ (Loss) per share	12 Months Ended
Dec. 31, 2014
Earnings/ (Loss) per share [Abstract]
Earnings/ (Loss) per share
14. Earnings/ (Loss) per share

	For the years ended December 31,
	2012			2013			2014
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/(loss)	$ (132,336)	-	-	$ 63,323	-	-	$ 259,803	-	-

Less: Allocation of undistributed earnings to non-vested stock	-			(102)			(772)

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ (132,336)	131,696,935	$ (1.00)	$ 63,221	131,727,504	$ 0.48	$ 259,031	131,837,227	$ 1.96

Non-vested share-based payment awards that contain rights to receive non forfeitable dividends or dividend equivalents (whether paid or unpaid) and participate equally in undistributed earnings are participating securities and, thus, are included in the two-class method of computing earnings per share for the year ended December 31, 2013 and 2014. For the year ended December 31, 2013 and 2014, non-vested participating restricted common stock were not included in the computation of diluted earnings per share because the effect is anti-dilutive.

Non-vested, participating restricted common stock does not have a contractual obligation to share in the losses and was therefore, excluded from the basic loss per share calculation for the year ended December 31, 2012.